CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by (used in) operating activities:
Net income (loss)	$ 1,136,647	$ 730,383	$ (403,883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses on investments	(87,777)	(14,098)	188,359
Net realized and unrealized (gains) losses on derivative instruments	(7,798)	(5,221)	10,738
Amortization of premiums (discounts) on fixed maturities	166,621	169,353	120,130
(Income) loss from investment and operating affiliates	(229,386)	(112,391)	(103,039)
Impairment of goodwill	0	0	429,020
Share based compensation	46,489	47,472	41,225
Depreciation	56,229	57,280	49,800
Accretion of deposit liabilities	47,256	81,269	82,799
Changes in:
Unpaid losses and loss expenses	(88,636)	(287,972)	243,040
Future policy benefit reserves	(164,923)	(187,400)	(171,618)
Unearned premiums	65,279	182,963	95,393
Premiums receivable	(27,334)	(127,633)	(31,286)
Unpaid losses and loss expenses recoverable	36,897	(305,675)	2,168
Ceded unearned premiums	(196,674)	14,923	21,532
Reinsurance balances receivable	60,317	(162,280)	49,286
Deferred acquisition costs	8,532	(649)	(41,881)
Reinsurance balances payable	161,132	48,159	(31,846)
Deferred tax asset - net	(29,230)	(28,556)	(43,583)
Derivatives	(22,324)	7,252	93,796
Other assets	(26,945)	20,924	(24,747)
Other	9,702	(58,249)	(51,970)
Total adjustments	(356,670)	325,723	731,085
Net cash provided by (used in) operating activities	779,977	1,056,106	327,202
Cash flows provided by (used in) investing activities:
Proceeds from sale of fixed maturities and short-term investments	4,341,429	3,604,792	5,091,375
Proceeds from redemption of fixed maturities and short-term investments	4,008,333	4,579,651	3,595,922
Proceeds from sale of equity securities	245,538	221,617	205,736
Purchases of fixed maturities and short term investments	(9,143,973)	(8,902,879)	(7,529,962)
Purchases of equity securities	(534,356)	(362,021)	(631,169)
Proceeds from sale of affiliates	190,954	133,375	315,696
Purchases of affiliates	(353,678)	(138,027)	(179,415)
Other, net	47,891	(79,101)	(36,080)
Net cash provided by (used in) investing activities	(1,197,862)	(942,593)	832,103
Cash flows provided by (used in) financing activities:
Proceeds from issuance of ordinary shares and exercise of stock options	12,623	5,413	576,333
Proceeds from issuance of Series D preference ordinary shares	0	0	349,180
Buybacks of ordinary shares	(675,617)	(402,930)	(667,022)
Purchase of Redeemable Series C preference ordinary shares	0	0	(71,801)
Dividends paid on ordinary shares	(160,155)	(134,799)	(138,050)
Distributions to non-controlling interests	(77,670)	(78,987)	(71,483)
Contributions from non-controlling interest	7,747	1,500	0
Proceeds from issuance of debt	592,615	0	395,859
Repayment of debt	0	(600,000)	(575,000)
Deposit liabilities	(94,386)	(134,950)	(152,617)
Net cash provided by (used in) financing activities	(394,843)	(1,344,753)	(358,716)
Effects of exchange rate changes on foreign currency cash	(4,818)	24,493	1,668
Increase (decrease) in cash and cash equivalents	(817,546)	(1,206,747)	802,257
Cash and cash equivalents – beginning of period	2,618,378	3,825,125	3,022,868
Cash and cash equivalents – end of period	1,800,832	2,618,378	3,825,125
Supplemental cash flow disclosures:
Net taxes paid	96,469	34,465	106,666
Interest paid on notes payable and debt	97,125	116,689	149,133
Other liabilities	60,331	50,342	(93,323)
Series D preference ordinary shares
Cash flows provided by (used in) financing activities:
Purchase of preference ordinary shares	0	0	(3,650)
Series E ordinary preference shares
Cash flows provided by (used in) financing activities:
Purchase of preference ordinary shares	$ 0	$ 0	$ (465)